Parent Company Only Condensed Financial Information - Condensed Statements of Comprehensive Loss (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Operating expenses:
Total operating costs and expenses	¥ 26,451,146	$ 4,150,762	¥ 14,497,967	¥ 5,621,447
Loss from operations	(6,330,020)	(993,318)	(3,162,180)	(1,741,335)
Interest income	45,324	7,112	16,244	25,486
Interest expenses	85,151	13,362	38,758	58,130
Other expenses	57,785	9,068	48,696	3,146
Changes in fair value of warrant liabilities	(44,500)	(7,000)	(11,500)
Net loss	(6,429,059)	(1,008,860)	(3,176,914)	(1,873,383)
Accretion of redeemable convertible preferred shares	(288,400)	(45,300)	(320,301)	(74,558)
Deemed dividend	0	0	0	(46,168)
Net loss attributable to ordinary shareholders	(6,717,439)	(1,054,113)	(3,497,215)	(1,994,109)
Other comprehensive income/(loss), net of tax of nil:
Foreign currency translation adjustments	(161,281)	(25,308)	(53,370)	30,409
Comprehensive loss	(6,590,340)	(1,034,168)	(3,230,284)	(1,842,974)
Comprehensive loss attributable to ordinary shareholders	(6,878,720)	(1,079,421)	(3,550,585)	(1,963,700)
Parent Company [Member]
Operating expenses:
General and administrative expenses	(271,436)	(42,594)	(142,186)	375
Total operating costs and expenses	(271,436)	(42,594)	(142,186)	375
Loss from operations	(271,436)	(42,594)	(142,186)	375
Interest income	8,611	1,351	7,699	24,423
Interest expenses	0	0	(21,334)	(39,477)
Other expenses	0	0	(29,141)	0
Changes in fair value of warrant liabilities	(44,457)	(6,976)	11,450	(100,672)
Share of losses in subsidiaries	(6,121,777)	(960,641)	(3,003,402)	(1,758,032)
Net loss	(6,429,059)	(1,008,860)	(3,176,914)	(1,873,383)
Accretion of redeemable convertible preferred shares	(288,380)	(45,253)	(320,301)	(74,558)
Deemed dividend	0	0	0	(46,168)
Net loss attributable to ordinary shareholders	(6,717,439)	(1,054,113)	(3,497,215)	(1,994,109)
Other comprehensive income/(loss), net of tax of nil:
Foreign currency translation adjustments	(161,281)	(25,308)	(53,370)	30,409
Comprehensive loss	(6,590,340)	(1,034,168)	(3,230,284)	(1,842,974)
Comprehensive loss attributable to ordinary shareholders	¥ (6,878,720)	$ (1,079,421)	¥ (3,550,585)	¥ (1,963,700)